SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Allowance for credit losses		$ 122,190	$ 0
Accounts receivable		13,305,254	6,603,920
Goodwill impairment amount		0	2,092,048
Advertising and marketing expense		126,670	233,798
Uncertain tax positions		0	0
Accumulated deficit		68,684,115	70,932,435
Cash flow from operations		$ 1,807,987	$ 1,099,461
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-75,000 reverse split